Supplemental Cash Flow Information (Details) - Schedule of provides supplemental disclosures of noncash financing activities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of provides supplemental disclosures of noncash financing activities [Abstract]
Warrants exercised where proceeds are included within prepaid expenses and other current assets	$ 11,978
Settlement of convertible notes payable and convertible note payable derivative liabilities	44,039
Redemption of unexercised warrants included within prepaid expenses and other current assets	$ (3)